PROVISIONS	12 Months Ended
Dec. 31, 2017
PROVISIONS
PROVISIONS

17. PROVISIONS

        The following table summarizes the movement in provisions for the year ended December 31, 2017, 2016 and 2015:

	Tax provisions other than for income tax	Provision for decommissioning and restoration	Employee bonuses and other rewards	Other provisions	Total provisions
At 1 January 2015	(2,974)	(1,640)	(6,901)	(7)	(11,522)

Arising during the year	(481)	(107)	(10,478)	(27)	(11,093)
Utilised	24	—	8,706	7	8,737
Discount rate adjustment and imputed interest (change in estimates)	—	256	87	—	343
Unused amounts reversed	2,951	25	846	6	3,828
Arising due to subsidiary purchase	(15)	—	(456)	(186)	(657)
Translation adjustments and other	(30)	7	(41)	—	(64)

At 31 December 2015	(525)	(1,459)	(8,237)	(207)	(10,428)

Current 2015	(525)	—	(7,131)	(207)	(7,863)
Non-current 2015	—	(1,459)	(1,106)	—	(2,565)
At 1 January 2016	(525)	(1,459)	(8,237)	(207)	(10,428)

Arising during the year	(1,058)	(45)	(14,085)	(275)	(15,463)
Utilised	374	8	12,482	223	13,087
Discount rate adjustment and imputed interest (change in estimates)	—	(142)	(51)	—	(193)
Unused amounts reversed	742	430	1,096	34	2,302
Disposal of a subsidiary		—	91	—	91
Translation adjustments and other	10	17	152	—	179

At 31 December 2016	(457)	(1,191)	(8,552)	(225)	(10,425)

Current 2016	(457)	—	(7,393)	(225)	(8,075)
Non-current 2016	—	(1,191)	(1,159)	—	(2,350)
At 1 January 2017	(457)	(1,191)	(8,552)	(225)	(10,425)

Arising during the year	(229)	(108)	(15,181)	(534)	(16,052)
Utilised	342	5	12,203	92	12,642
Discount rate adjustment and imputed interest (change in estimates)	—	(103)	41	—	(62)
Unused amounts reversed	33	338	1,233	101	1,705
Translation adjustments and other	1	10	99	(79)	31

At 31 December 2017	(310)	(1,049)	(10,157)	(645)	(12,161)

Current 2017	(310)	—	(8,897)	(645)	(9,852)
Non-current 2017	—	(1,049)	(1,260)	—	(2,309)